STOCK-BASED COMPENSATION (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
Issuance of Common Stock - services (in shares)	20,000
Issuance of Common Stock - services	$ 200,000	$ 919,569		$ 7,159,162
Number of shares in escrow			339,000
Term within which escrow shares are to be released			12 months
Dividend yield			0.00%
Common stock dividends paid			$ 0
Common stock dividends declared			$ 0